Shareholder Report	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	May 23, 2023	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Popular High Grade Fixed-Income Fund, Inc.
Entity Central Index Key	0001862970
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000232072
Shareholder Report [Line Items]
Fund Name	POPULAR HIGH GRADE FIXED-INCOME FUND, INC.
Class Name	CLASS A
Trading Symbol	PHGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular High Grade Fixed-Income Fund - A for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/high-grade-fixed-income-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/high-grade-fixed-income-fund
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular High Grade Fixed-Income Fund - A	$237	4.69%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	4.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last six months?

During the six-month period ending on December 31, 2024, the Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) Class A shares delivered a total return of 1.17%. The Fund’s positive performance was primarily attributable to the coupon returns of the portfolio positions and the price appreciation of lower duration bonds. Over the period, the 10-year U.S. Treasury yield increased by 17 bps from 4.40% to 4.57% while the 2-year U.S. Treasury yield decreased 51 bps from 4.75% to 4.24%.

However, the Fund's expenses negatively impacted its performance, resulting in a relative underperformance against its primary benchmark.

For the reporting period, the NAV of class A shares was unchanged at $4.81 and dividends totaling $0.06 per share were paid. It is important to emphasize that the benchmark index does not incur any expenses. The Fund declares monthly dividends, and returns are shown before taxes without any tax advantage on dividends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Popular High Grade Fixed-Income Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	-0.24%	-3.07%
Class A - with sales charge	-2.80%	-3.76%
Bloomberg US Aggregate Bond Index	1.25%	-1.70%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date			May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 44,183,369		$ 44,183,369
Holdings Count | Holding	126		126
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,183,369 # of Portfolio Holdings126 Portfolio Turnover Rate0% Total Assets$64,518,124 Leverage$(20,101,626)
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	71.8%
3-5 Years	17.3%
5-10 Years	8.8%
1-3 Years	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Federal Farm Credit Banks Funding Corp. 11/28/2028	12.77%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	7.78%
Puerto Rico Housing Finance Authority 12/01/2028	7.03%
Ginnie Mae I Pool 04/15/2036	5.77%
Texas A&M University 05/15/2028	4.37%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2040	4.21%
Fannie Mae Pool 06/01/2036	4.06%
Development Authority of Gwinnett County 09/01/2046	3.79%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2046	3.48%
Microsoft Corp. 08/08/2036	3.41%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]		On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Accountant Change Date		May 23, 2023